Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Trade receivables [member]
Summary of Financial Assets

	December 31, 2017	December 31, 2016
	RMB	RMB
Accounts receivable	57,914	49,338
Less: Provision for impairment of receivables	(4,771)	(2,023)

	53,143	47,315

Financial assets available-for-sale, category [Member]
Summary of Financial Assets

	December 31, 2017	December 31, 2016
	RMB	RMB
Available-for-sale financial assets	2,251	2,348
Less: Impairment losses	(334)	(337)

	1,917	2,011